Term Deposits	12 Months Ended
Mar. 31, 2022
Term Deposit [Abstract]
Term Deposits
23)	TERM DEPOSITS

	As at March 31
Particulars	2021	2022
Term deposits	154,868	264,185
Total	154,868	264,185
Non-current	25,043	6
Current	129,825	264,179
Total	154,868	264,185

As of March 31, 2022, term deposits include USD 594 (March 31, 2021: USD 723) pledged mainly with banks against bank guarantees, bank overdraft facility and other facilities.

The Group’s exposure to credit risk and interest rate risk along with sensitivity analysis for financial assets is disclosed in note 5 and 35.